Income tax - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement of the valuation allowance
Balance at the beginning of the year	¥ 74,850	¥ 77,372
Addition (reversal)	(10,140)	1,363
Reduction as a result of expiry of net operating loss carried forward	(3)	(3,885)
Balance at the end of the year	¥ 64,707	¥ 74,850